Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
Alabama - 2.8%
Alabama Federal Aid Highway Finance Authority
Series 2012
5.00%, 9/01/24 (Pre-refunded/ETM)	$18,230	$20,331,919
Alabama Federal Aid Highway Finance Authority
(State of Alabama Fed Hwy Grant)
Series 2015	1,390	1,641,256
5.00%, 9/01/25
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,492,352
Birmingham Airport Authority
(Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	5,764,066
Black Belt Energy Gas District
(Morgan Stanley)
Series 2019A
4.00%, 12/01/49	19,925	22,141,059
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	23,915	25,930,556
Southeast Alabama Gas Supply District (The)
(Morgan Stanley)
Series 2018A
4.00%, 6/01/49	69,310	75,446,014
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	13,220	14,265,306
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,021,804

		183,034,332

Alaska - 0.5%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,545,646
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,446,642
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/24	6,675	7,747,194

		30,739,482

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (b)	1,920	2,083,411

	Principal Amount (000)	U.S. $ Value
Arizona - 2.0%
Arizona Board of Regents
(University of Arizona COP)
Series 2012C
5.00%, 6/01/25	$2,365	$2,593,979
Arizona Department of Transportation State
Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	18,458,089
Arizona Health Facilities Authority
(HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,208,121
Arizona Transportation Board
(Arizona Transportation Board Excise Tax)
Series 2016
5.00%, 7/01/20	3,095	3,209,670
City of Glendale AZ
(City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/24	16,955	19,572,391
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/21 (Pre-refunded/ETM)	4,085	4,234,266
City of Phoenix Civic Improvement Corp.
(Phoenix Sky Harbor International Airport)
Series 2010A
5.00%, 7/01/20	3,140	3,254,736
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	20,404,362
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/28	6,000	7,591,980
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,545,987
State of Arizona Lottery Revenue
5.00%, 7/01/21-7/01/27 (c)	30,105	34,895,510
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	9,215	9,315,351

		128,284,442

California - 3.4%
California Econ Recovery
Series 2009A
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	5,675,000
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,735,000
California Infrastructure & Economic Development Bank
(Pacific Gas & Electric Co.)
1.75%, 11/01/26 (a)(d)(e)	1,035	996,188
California State Public Works Board
(California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,440,759

	Principal Amount (000)	U.S. $ Value
City of Los Angeles Department of Airports
Series 2010D
5.00%, 5/15/22-5/15/23	$24,415	$25,212,734
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,344,513
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	12,305	12,456,351
5.00%, 6/01/32	7,930	9,342,809
Sacramento City Financing Authority
(Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	370	381,514
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/22	5,880	6,267,257
State of California
Series 2009
5.25%, 10/01/20	5,085	5,136,206
Series 2013
5.00%, 11/01/24-11/01/25	43,465	50,439,773
Series 2014
5.00%, 5/01/25-5/01/26	80,965	95,062,134

		218,490,238

Colorado - 2.3%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	12,180	13,107,872
City & County of Broomfield CO
Series 2010
5.00%, 12/01/20 (Pre-refunded/ETM)	3,820	4,019,557
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	20,685,987
Series 2011A
5.50%, 11/15/19	2,290	2,323,823
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,371,198
Series 2016A
5.00%, 11/15/23	4,085	4,714,131
Series 2018A
5.00%, 12/01/25-12/01/28	69,615	85,689,386
Denver Urban Renewal Authority
(Stapleton Development Corp.)
Series 2015B
5.00%, 12/01/19	1,185	1,203,166
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	2,870,840
5.25%, 1/15/24-7/15/24	7,745	7,960,621

		149,946,581

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.8%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/23-11/01/28	$2,420	$2,789,204
Series 2017B
5.00%, 8/15/25-8/15/27	12,455	14,835,910
5.00%, 8/15/27 (Pre-refunded/ETM) (a)	495	617,963
Series 2017C
5.00%, 8/15/24-8/15/28	8,950	10,559,948
Connecticut State Health & Educational Facilities Authority
(University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/26-7/01/29	4,400	5,266,983
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,639,667
Series 2014A
5.00%, 3/01/28	6,360	7,249,064
Series 2015B
5.00%, 6/15/32	7,345	8,467,830
Series 2015F
5.00%, 11/15/27	1,570	1,859,382
Series 2016A
5.00%, 3/15/20-3/15/29	68,735	75,423,570
Series 2016B
5.00%, 5/15/21	17,090	18,224,263
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	23,450,626
Series 2016G
5.00%, 11/01/19	4,845	4,903,334
Series 2017A
5.00%, 4/15/22	8,450	9,255,116
Series 2017B
5.00%, 4/15/28	2,515	3,117,166
Series 2018C
5.00%, 6/15/26	5,500	6,628,380
Series 2018D
5.00%, 4/15/26	16,655	20,002,488
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,454,640
Town of Stratford CT BAM
5.00%, 1/01/30-1/01/33	13,370	15,924,271

		241,669,805

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,283,030

District of Columbia - 1.3%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	67,207,880
District of Columbia
(District of Columbia Pers Income Tax)

	Principal Amount (000)	U.S. $ Value
Series 2012C
5.00%, 12/01/26	$5,545	$6,204,190
Metropolitan Washington Airports Authority
Series 2010F-1
5.00%, 10/01/20	11,905	12,450,963

		85,863,033

Florida - 6.1%
Brevard County School District
(Brevard County School District COP)
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	16,671,497
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	6,856,862
Series 2012A
5.00%, 6/01/22	27,105	29,876,215
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,875	21,769,362
Series 2015A
5.00%, 6/01/22	1,795	1,948,257
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,201,498
County of Broward FL Airport System Revenue
(Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,595,650
County of Lee FL Airport Revenue
(Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,161,457
5.625%, 10/01/25	2,550	2,765,960
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	7,688,667
Series 2015B
5.00%, 7/01/22	3,715	4,115,774
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,662,696
Duval County School Board
(Duval County School Board COP)
Series 2015B
5.00%, 7/01/26	4,280	5,062,084
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	7,925,877
Series 2012A
5.00%, 7/01/22	10,225	11,321,733
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	13,995	13,996,819
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	19,275	18,720,844
Florida Development Finance Corp.
(Waste Pro USA, Inc.)

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/29 (a)(b)	$2,905	$3,169,675
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,481,173
Florida State Board of Education
(State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	3,923,535
Series 2017F
5.00%, 6/01/21	2,775	2,971,720
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/29-10/01/31	13,335	16,097,117
Hillsborough County School Board
(Hillsborough County School Board COP)
Series 2015
5.00%, 7/01/26	1,480	1,768,097
Hillsborough County School Board
(Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,033,243
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,245	7,751,036
JEA Electric System Revenue
Series 2017B
5.00%, 10/01/30	1,185	1,449,551
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25 (Pre-refunded/ETM) (a)	1,565	1,822,865
5.00%, 10/01/25	1,495	1,740,778
Series 2017A
5.00%, 10/01/26	22,290	27,150,780
Manatee County School District
(Manatee County School District COP)
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	16,681,181
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	11,765	11,993,123
North Broward Hospital District
Series 2017B
5.00%, 1/01/28-1/01/30	8,410	9,937,481
Orange County Health Facilities Authority
(Orlando Health Obligated Group)
5.00%, 10/01/22-10/01/26 (c)	19,515	22,341,959
Orange County School Board
Series 2014A
5.00%, 8/01/28 (Pre-refunded/ETM)	25,075	29,581,228
5.00%, 8/01/29 (Pre-refunded/ETM)	21,280	25,104,229
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)	195	196,964
Series 2010A-2
6.125%, 5/01/35 (a)	445	449,975
Reedy Creek Improvement District

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 6/01/21	$1,820	$1,947,218
South Broward Hospital District
(South Broward Hospital District Obligated Group)
Series 2015
5.00%, 5/01/27	3,350	3,937,958
South Miami Health Facilities Authority
(Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/31	5,000	6,067,900
St. Lucie County School Board
(St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,484,876
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,216,050
Tampa Sports Authority
(Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,682,997

		391,323,961

Georgia - 2.1%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	23,064,845
Series 2010C
5.25%, 1/01/20	6,500	6,628,115
5.50%, 1/01/21	7,500	7,970,175
5.75%, 1/01/22-1/01/23	20,000	21,330,830
5.875%, 1/01/24	2,925	3,127,644
Series 2014A
5.00%, 1/01/28	12,250	14,084,437
Main Street Natural Gas, Inc.
(Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	34,735	37,827,110
Series 2018C
4.00%, 8/01/48	18,000	19,665,540

		133,698,696

Hawaii - 0.6%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21 (Pre-refunded/ETM)	3,690	3,690,000
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,210,000
Series 2010A
5.00%, 7/01/24	16,500	17,082,780
State of Hawaii
Series 2015E
5.00%, 10/01/23	7,105	8,183,255
Series 2016F
5.00%, 10/01/20-10/01/21	4,850	5,164,675

		37,330,710

	Principal Amount (000)	U.S. $ Value
Idaho - 0.1%
Idaho Housing & Finance Association
(State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	$6,915	$7,598,229

Illinois - 5.9%
Chicago Board of Education
Series 2017F
5.00%, 12/01/23	7,000	7,610,190
Series 2018A
4.00%, 12/01/20-12/01/22	17,620	18,126,724
5.00%, 12/01/26	1,000	1,134,230
Series 2018B
4.00%, 12/01/21	1,145	1,178,148
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,619,500
Chicago Transit Authority
Series 2017
5.00%, 6/01/22	7,460	8,119,950
County of Du Page IL
Series 1993
5.60%, 1/01/21	2,530	2,637,348
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,289,056
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	50,294,466
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	32,705	35,218,094
Series 2014D
5.00%, 1/01/23	1,165	1,301,212
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,807,042
5.00%, 6/15/23 (Pre-refunded/ETM) (a)	565	623,285
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	8,731,757
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	9,240	10,106,989
Regional Transportation Authority
(Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	200	211,318
State of Illinois
Series 2012
5.00%, 8/01/21-8/01/25	22,260	23,858,643
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,375,774
5.50%, 7/01/24	5,405	6,028,142
Series 2013A
5.00%, 4/01/23	4,415	4,845,507

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 5/01/22-5/01/27	$45,185	$49,867,788
Series 2016
5.00%, 2/01/22-2/01/24	24,860	27,276,549
Series 2017A
5.00%, 12/01/24	8,590	9,714,946
Series 2017D
5.00%, 11/01/24	51,185	57,802,197
State of Illinois
(State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	855	878,692
State of Illinois
(State of Illinois Sales Tax)
Series 2016C
5.00%, 6/15/22	2,525	2,729,399
Town of Cortland IL
(Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(d)(f)(g)	5,078	1,015,600

		376,402,546

Indiana - 0.2%
City of Whiting IN
(BP Products North America, Inc.)
5.00%, 12/01/44	9,670	11,485,736

Iowa - 0.3%
PEFA, Inc.
5.00%, 9/01/49	14,000	16,505,860

Kansas - 0.3%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	15,488,433
City of Wichita KS Water & Sewer Utility Revenue
Series 2016B
5.00%, 10/01/19	2,020	2,038,342

		17,526,775

Kentucky - 2.6%
Kentucky Economic Development Finance Authority
(Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,184,710
Kentucky Economic Development Finance Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	8,620	9,982,411
Kentucky Public Energy Authority
(Morgan Stanley)
Series 2018A
4.00%, 4/01/48	41,090	44,666,063
Series 2018C
4.00%, 12/01/49	36,475	40,189,614
Series 2019A
4.00%, 12/01/49	10,855	11,970,134

	Principal Amount (000)	U.S. $ Value
Kentucky Public Energy Authority
(Royal Bank of Canada)
Series 2018B
4.00%, 1/01/49	$24,850	$27,420,484
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	8,490	9,405,222
Series 2016A
5.00%, 7/01/22-7/01/27	18,425	21,242,027

		166,060,665

Louisiana - 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge
(City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,630,858
Louisiana Local Government Environmental
Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21 (Pre-refunded/ETM)	6,415	6,706,754
5.00%, 10/01/25 (Pre-refunded/ETM)	2,000	2,090,960
Series 2010A
5.00%, 10/01/23 (Pre-refunded/ETM)	7,720	8,071,106
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(d)(e)(f)	1,695	271,200
St. Tammany Parish Finance Authority
(Christwood)
Series 2015
5.25%, 11/15/29 (a)	1,200	1,305,612
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,879,460

		32,955,950

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,159,100

Maryland - 0.2%
City of Baltimore MD
(Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,342,870
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	4,537,339
State of Maryland
Series 2012
5.00%, 3/15/20	1,905	1,954,530
University System of Maryland
Series 2017A
5.00%, 4/01/21	1,125	1,197,664

		10,032,403

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.5%
Commonwealth of Massachusetts
Series 2016B
5.00%, 7/01/23	$3,865	$4,420,710
Series 2019B
5.00%, 1/01/21	15,755	16,626,251
AGM Series 2006C
2.876% (CPIYOYX + 0.88%), 11/01/19 (h)	1,815	1,820,971
Commonwealth of Massachusetts
(Commonwealth of Massachusetts Fed Hwy Grant)
Series 2013
5.00%, 6/15/20	1,040	1,076,618
Massachusetts Development Finance Agency
(Brandeis University)
Series 2019S
5.00%, 10/01/25-10/01/33 (c)	15,375	19,251,841
Massachusetts Development Finance Agency
(Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/25-7/01/29	24,065	29,812,137
Massachusetts Development Finance Agency
(Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/28-7/01/33	7,525	9,132,569
Massachusetts Health & Educational Facilities Authority
(President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	2,926,624
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	11,894,470

		96,962,191

Michigan - 4.3%
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	21,223,295
Great Lakes Water Authority Water Supply System Revenue
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,848,353
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,397,578
Michigan Finance Authority
(City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	500	506,360
3.60%, 10/01/21	500	512,720
3.80%, 10/01/22	500	521,175

	Principal Amount (000)	U.S. $ Value
3.875%, 10/01/23	$2,000	$2,112,240
4.00%, 10/01/24	3,000	3,218,880
4.50%, 10/01/29	12,065	13,030,924
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	46,564,413
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,355	63,430,895
Michigan Finance Authority	1,580	1,751,667
(Public Lighting Authority)
5.00%, 7/01/30
Series 2014B
5.00%, 7/01/27-7/01/31	7,450	8,303,896
Michigan Finance Authority
(Trinity Health Corp.)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,308,281
5.50%, 12/01/26-12/01/27	7,220	8,773,855
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/24-6/30/28	31,630	37,872,762
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,365,939
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	11,650,130
University of Michigan
Series 2017A
5.00%, 4/01/20	1,670	1,716,142
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	4,774,560
Wayne State University
Series 2009A
5.00%, 11/15/21 (Pre-refunded/ETM) (a)	1,190	1,205,934
5.00%, 11/15/21-11/15/23	6,125	6,200,730
5.00%, 11/15/22 (Pre-refunded/ETM) (a)	4,380	4,438,648
5.00%, 11/15/23 (Pre-refunded/ETM) (a)	2,405	2,437,203

		277,166,580

Minnesota - 0.1%
State of Minnesota
Series 2015B
5.00%, 8/01/22	3,745	4,165,676

Missouri - 0.2%
Cape Girardeau County Industrial Development Authority
(SoutheastHEALTH Obligated Group)
Series 2017A

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/25-3/01/28	$2,820	$3,259,074
City of Springfield MO Public Utility Revenue
(Springfield Public Utilities Board COP)
Series 2012
5.00%, 12/01/19	1,295	1,314,917
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	1,620	1,916,878
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,100,375

		9,591,244

Montana - 0.3%
Montana Facility Finance Authority
(Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	15,015	18,024,495

Nebraska - 1.0%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	57,465	64,538,942

Nevada - 1.8%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	13,490	15,173,978
Clark County School District
Series 2015B
5.00%, 6/15/22	17,785	19,610,630
Series 2016D
5.00%, 6/15/24	26,915	31,265,271
County of Clark Department of Aviation
(Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	9,175,000
County of Clark NV
Series 2016B
5.00%, 11/01/19	4,160	4,210,918
Series 2017
5.00%, 6/01/24	6,530	7,652,050
County of Clark NV
(County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	8,390,000
Las Vegas Valley Water District
Series 2016B
5.00%, 6/01/28	4,590	5,594,430
State of Nevada
Series 2014A
5.00%, 4/01/21	15,245	16,224,186

		117,296,463

New Hampshire - 0.0%
New Hampshire Business Finance Authority
(Covanta Holding Corp.)

	Principal Amount (000)	U.S. $ Value
Series 2018A
4.00%, 11/01/27 (b)	$2,250	$2,310,233

New Jersey - 7.5%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM) (a)	4,640	4,831,539
5.50%, 9/01/21 (Pre-refunded/ETM) (a)	990	1,056,340
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,714,071
5.00%, 9/01/20 (Pre-refunded/ETM) (a)	145	151,071
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (a)	1,530	1,567,271
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	1,720	1,784,294
5.50%, 9/01/21	370	392,600
Series 2011G
5.00%, 9/01/20	145	150,420
Series 2013
5.00%, 3/01/20	13,965	14,263,851
Series 2014P
5.00%, 6/15/20	1,425	1,468,690
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	14,929,995
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	36,181,602
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,457,304
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,156,711
5.50%, 1/01/26-1/01/27	2,000	2,300,260
New Jersey Economic Development Authority
(Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/21-10/01/25	9,515	10,584,386
New Jersey Economic Development Authority
(Rutgers The State University of New Jersey)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,101,520
New Jersey Health Care Facilities Financing Authority
(Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	3,750	3,930,338
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,100	45,716,842
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/28	13,130	15,559,289
Series 2018A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/29	$3,035	$3,550,191
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/29	1,525	1,825,730
Series 2006A
5.25%, 12/15/20	3,730	3,918,067
5.50%, 12/15/21	6,155	6,709,689
Series 2011B
5.00%, 6/15/20	1,310	1,350,427
Series 2013A
5.00%, 6/15/20	3,960	4,082,206
Series 2018A
5.00%, 12/15/27-12/15/33	60,300	71,704,435
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,223,880
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	88,561,085
Series 2014C
5.00%, 1/01/24	14,720	17,007,488
Series 2017A
5.00%, 1/01/29	7,235	8,872,787
Series 2017B
5.00%, 1/01/29-1/01/31	39,985	49,704,553
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,048,497
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/20-6/01/28	22,750	25,882,965

		481,740,394

New Mexico - 0.2%
City of Farmington NM
(Southern California Edison Co.)
1.875%, 4/01/29	15,820	15,780,450

New York - 15.1%
City of New York NY
Series 2009C
5.00%, 8/01/20-8/01/22	15,190	15,236,079
Series 2010B
5.00%, 8/01/19	12,225	12,262,164
Series 2013I
5.00%, 8/01/19	7,260	7,282,070
Series 2014A
5.00%, 8/01/27	1,130	1,324,665
Series 2015A
5.00%, 8/01/22-8/01/23	12,040	13,454,189
Series 2015B
5.00%, 8/01/23	6,370	7,298,300
County of Nassau NY
Series 2017C
5.00%, 10/01/26	8,840	10,923,411
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/28	6,890	7,623,440
Series 2012E
5.00%, 11/15/24 (Pre-refunded/ETM)	6,055	6,829,616

	Principal Amount (000)	U.S. $ Value
Series 2012F
5.00%, 11/15/22-11/15/26	$55,610	$61,930,605
Series 2012H
5.00%, 11/15/26 (Pre-refunded/ETM) (a)	3,335	3,761,647
5.00%, 11/15/26	2,730	3,037,371
Series 2013B
5.00%, 11/15/26 (Pre-refunded/ETM)	9,505	11,060,018
Series 2014A
5.00%, 11/15/26 (Pre-refunded/ETM)	4,205	4,892,938
5.00%, 11/15/27 (Pre-refunded/ETM)	4,040	4,700,944
Series 2014C
5.00%, 11/15/27 (Pre-refunded/ETM)	5,000	5,976,450
Series 2017C
5.00%, 11/15/27-11/15/33	79,840	98,849,245
Series 2018B
5.00%, 5/15/20	34,840	35,920,040
Series 2019B
5.00%, 5/15/22	99,625	109,600,451
AGC Series 2003B
5.25%, 11/15/20	8,415	8,864,613
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,054,520
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31-7/15/32	53,935	67,499,488
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	37,390,241
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	25,005,173
Series 2012A
5.00%, 8/01/25	12,345	13,708,011
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	62,101,624
Series 2012E
5.00%, 11/01/21	8,545	9,284,912
Series 2017A
5.00%, 8/01/33	4,860	5,922,833
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	25,199,385
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2011E
5.00%, 8/15/21	3,880	4,183,649
Series 2012A
5.00%, 12/15/22	20,745	23,335,843
Series 2012B
5.00%, 3/15/22	21,800	23,951,224
Series 2013A
5.00%, 2/15/20	4,635	4,742,439

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 3/15/27	$2,015	$2,339,395
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	19,707,808
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	71,917,807
Series 2013D
5.00%, 3/15/23	32,000	36,281,920
Series 2016A
5.00%, 3/15/24	4,010	4,673,655
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,100	4,109,594
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	74,370	89,803,630
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,804,601

		970,846,008

North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	1,919,348
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	13,993,613

		15,912,961

North Dakota - 0.1%
County of Ward ND
(Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/28-6/01/30	5,000	5,888,660

Ohio - 3.6%
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	4,748,773
County of Allen OH Hospital Facilities Revenue
(Mercy Health/OH)
Series 2017A
5.00%, 8/01/26-8/01/28	20,420	24,931,835
County of Cuyahoga OH
(County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	98,142,463
County of Cuyahoga OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/26-2/15/27	5,455	6,322,173

	Principal Amount (000)	U.S. $ Value
County of Franklin OH
(Nationwide Children’s Hospital, Inc.)
Series 2017A
5.00%, 11/01/31	$1,000	$1,224,640
Hamilton County Convention Facilities Authority
Series 2014
5.00%, 12/01/22-12/01/23	3,470	3,897,937
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	2,330	2,364,950
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (a)	6,325	6,419,875
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	60,485,162
State of Ohio Major New State Infrastructure Project
Series 20181
4.00%, 12/15/19	14,880	15,062,726
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,042,678
University of Toledo
Series 2010
5.00%, 6/01/21 (Pre-refunded/ETM)	2,610	2,698,636

		233,341,848

Oklahoma - 0.2%
Canadian County Educational Facilities Authority
(Canadian County Educational Facilities Authority Lease)
5.00%, 12/01/20 (a)	2,050	2,136,735
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,752,809
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	1,875	2,026,369

		13,915,913

Oregon - 0.5%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	9,649,469
Hospital Facilities Authority of Multnomah County Oregon
(Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24 (a)	1,000	1,112,820
Port of Portland OR Airport Revenue
(Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,453,782

	Principal Amount (000)	U.S. $ Value
State of Oregon Department of Administrative Services
Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM) (a)	$4,025	$4,073,179
5.00%, 11/01/22 (Pre-refunded/ETM) (a)	3,120	3,157,346
5.00%, 11/01/23 (Pre-refunded/ETM) (a)	1,115	1,128,347
State of Oregon Department of Administrative Services
(State of Oregon Department of Administrative Services COP)
Series 2009D
5.00%, 11/01/21-11/01/23	10,275	10,397,738
Tri-County Metropolitan Transportation District of Oregon
Series 2018A
5.00%, 10/01/28	2,335	2,915,014

		33,887,695

Pennsylvania - 7.9%
Allegheny County Hospital Development Authority
(UPMC Obligated Group)
5.00%, 7/15/30-7/15/33	19,390	24,253,101
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	4,031,195
Beaver County Industrial Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	2,120	2,151,800
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,692,976
Series 2019A
5.00%, 8/01/26	1,420	1,732,485
AGM Series 2017A
5.00%, 8/01/27-8/01/32	46,290	56,638,176
City of Philadelphia PA Airport Revenue
(Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,450,781
Series 2010D
5.00%, 6/15/20	7,920	8,178,905
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	17,425	20,852,533
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	11,285,574
Series 2017
5.00%, 1/01/25-1/01/27	130,480	155,489,172
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/25	6,000	6,846,840

	Principal Amount (000)	U.S. $ Value
Montgomery County Higher Education & Health Authority
(Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/27-12/01/32	$5,000	$5,535,330
Montgomery County Higher Education & Health Authority
(Thomas Jefferson University Obligated Group)
5.00%, 9/01/30-9/01/32	2,845	3,520,006
Series 2018
5.00%, 9/01/26-9/01/30	10,650	13,065,721
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	59,666,225
Pennsylvania Turnpike Commission
5.00%, 12/01/29-12/01/30	13,890	17,420,888
Series 2017B
5.00%, 6/01/28-6/01/30	13,255	15,865,114
Series 2019
5.00%, 12/01/22(c)	5,250	5,797,050
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/19-9/01/20	21,700	22,286,282
5.125%, 9/01/22	9,080	9,451,644
School District of Philadelphia (The)
Series 2016D
5.00%, 9/01/24	8,360	9,672,186
Series 2016F
5.00%, 9/01/23-9/01/24	29,155	33,591,369
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23 (Pre-refunded/ETM) (a)	3,870	3,964,273
5.00%, 3/01/23-3/01/24	2,830	2,895,794
5.00%, 3/01/24 (Pre-refunded/ETM) (a)	5,545	5,680,076

		511,015,496

Puerto Rico - 0.7%
Commonwealth of Puerto Rico
AGC Series 2001A
5.50%, 7/01/29	125	147,441
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	5,150	5,931,873
NATL Series 2007V
5.25%, 7/01/35	150	161,843
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	4,260	4,677,565
AGC Series 2007C
5.50%, 7/01/31	510	599,729
AGC Series 2007N
5.25%, 7/01/34-7/01/36	10,525	11,819,883
NATL Series 2005L
5.25%, 7/01/35	500	537,325
NATL Series 2007N

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/32	$1,050	$1,137,633
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	3,250	3,611,628
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM) (a)	10,315	10,348,111
Series 2018A
Zero Coupon, 7/01/24 (a)	7,511	6,383,974

		45,357,005

Rhode Island - 0.6%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	10,565	12,771,923
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM) (a)	5,780	6,649,601
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,553,250
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	15,857,231

		36,832,005

South Carolina - 1.0%
Kershaw County School District/SC
(Kershaw County School District/SC Lease)
Series 2015
5.00%, 12/01/21	1,185	1,282,051
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	48,725	53,358,260
SCAGO Educational Facilities Corp. for Pickens School District
(SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,169,215
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/30-12/01/34	2,435	2,868,302

		65,677,828

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority
(Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/29-9/01/30	7,025	8,572,737

Tennessee - 1.0%
County of Shelby TN

	Principal Amount (000)	U.S. $ Value
Series 2019A
5.00%, 4/01/21	$1,320	$1,405,021
Tennergy Corp./TN
(Royal Bank of Canada)
Series 2019A
5.00%, 2/01/50	5,445	6,290,227
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,262,246
Series 2017A
4.00%, 5/01/48	50,910	54,573,484

		64,530,978

Texas - 8.4%
Austin Independent School District
Series 2014B
5.00%, 8/01/21	1,700	1,826,616
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	275	275,000
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	19,966,610
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,570,753
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	7,941,900
Series 2015
5.00%, 2/15/21	3,240	3,430,901
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	3,884,968
City of Houston TX
Series 2017A
5.00%, 3/01/25	16,370	19,413,019
City of Houston TX
(City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,382,880
City of Houston TX Airport System Revenue
Series 2018B
5.00%, 7/01/30	6,160	7,678,502
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	6,573,824
Series 2018
5.00%, 7/15/28	9,135	10,844,524
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,581,053
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,130,904
County of Harris TX

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 10/01/23-10/01/25	$17,725	$18,535,096
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,466,481
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	18,741,164
Series 2014A
5.25%, 11/01/28	11,585	13,156,505
Denton Independent School District
Series 2016
5.00%, 8/15/27	1,220	1,479,555
Grand Parkway Transportation Corp.
Series 2018
5.00%, 2/01/23	84,825	94,774,972
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	7,841,975
Irving Hospital Authority
(Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/26-10/15/31	3,220	3,767,794
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	10,680	11,428,454
New Hope Cultural Education Facilities Finance Corp.
(CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/28	1,130	1,214,705
New Hope Cultural Education Facilities Finance Corp.
(Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/25-8/15/28	7,250	8,832,700
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24 (Pre-refunded/ETM) (a)	5,000	5,386,700
5.25%, 9/01/25 (Pre-refunded/ETM) (a)	18,130	19,628,444
5.25%, 9/01/26 (Pre-refunded/ETM) (a)	17,810	19,281,997
North Texas Tollway Authority
(North Texas Tollway System)
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	18,397,475
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,335,615
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	21,875,171
Series 2013E
5.00%, 5/15/25	3,000	3,389,190
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/24	3,215	3,721,652
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/24	$4,855	$5,620,099
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	8,709,665
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	33,370	36,100,225
5.00%, 10/01/23 (Pre-refunded/ETM) (a)	5,500	5,927,515
5.00%, 10/01/24 (Pre-refunded/ETM) (a)	5,440	5,862,851
5.00%, 10/01/25 (Pre-refunded/ETM) (a)	3,025	3,260,133
Series 2014A
5.00%, 10/01/23	13,680	15,737,746
Series 2015A
5.00%, 10/01/23	10,615	12,211,708
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	16,920	19,472,551
University of Houston
Series 2017A
5.00%, 2/15/21	8,060	8,537,555

		537,197,147

Utah - 0.1%
Davis School District
Series 2017
5.00%, 6/01/22	1,015	1,122,762
Utah Transit Authority
(Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,454,124

		7,576,886

Virginia - 0.2%
County of Fairfax VA
Series 2019A
4.00%, 10/01/22	7,220	7,853,410
Virginia College Building Authority
(Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	4,904,810

		12,758,220

Washington - 5.1%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,219,223
Series 2011B
5.00%, 7/01/21	5,000	5,349,200
5.25%, 7/01/22	3,670	3,937,103
City of Seattle WA Municipal Light & Power Revenue
Series 2016B
5.00%, 4/01/26	4,280	5,245,696
Series 2016C
5.00%, 10/01/21	11,130	12,044,441
City of Seattle WA Water System Revenue

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 8/01/20-8/01/22	$3,855	$4,087,756
County of Cowlitz WA
(County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	510	516,926
County of King WA
Series 2015
5.00%, 7/01/23	2,485	2,840,206
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,160	1,222,373
5.00%, 1/01/23 (Pre-refunded/ETM)	3,255	3,432,495
Energy Northwest
(Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19-7/01/21	34,105	35,129,770
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20 (Pre-refunded/ETM)	1,780	1,812,983
5.00%, 1/01/21 (Pre-refunded/ETM)	6,570	6,933,321
5.00%, 1/01/23 (Pre-refunded/ETM)	5,375	5,672,238
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,040,864
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,059,778
Series 2015C
5.00%, 4/01/21-4/01/23	4,320	4,736,850
Series 2018A
5.00%, 5/01/25	8,320	9,819,347
Series 2018B
5.00%, 5/01/25	4,695	5,541,086
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	3,912,768
State of Washington
Series 2012
5.00%, 7/01/22-7/01/23	27,935	30,979,138
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	25,189,625
Series 20152
5.00%, 7/01/23	9,895	11,313,547
Series 2015A-1
5.00%, 8/01/23	8,010	9,180,742
Series 2015B
5.00%, 2/01/22	4,480	4,900,179
State of Washington
(State of Washington COP)
Series 2015C
5.00%, 7/01/22-7/01/23	20,705	23,346,245
State of Washington
(State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,690	40,164,250
Series 2013C
5.00%, 9/01/19	6,060	6,096,239

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority
(Multicare Health System Obligated Group)
Series 2015B
5.00%, 8/15/28-8/15/30	$31,550	$37,454,294
Washington Health Care Facilities Authority
(Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/25-8/15/30	15,880	18,613,419

		327,792,102

West Virginia - 0.2%
West Virginia Economic Development Authority
Series 2017
5.00%, 6/15/20-6/15/21	8,170	8,603,125
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	3,615	3,602,637

		12,205,762

Wisconsin - 0.9%
State of Wisconsin
Series 2019A
5.00%, 5/01/25-5/01/29	45,000	55,720,345
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,106,170
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,155,200

		57,981,715

Total Municipal Obligations (cost $6,041,377,162)		6,297,342,619

GOVERNMENTS - TREASURIES - 1.6%
United States - 1.6%
U.S. Treasury Notes
2.125%, 11/30/23 (i)	4,000	4,063,750
2.50%, 5/31/20 (i)	1,500	1,506,562
2.625%, 2/15/29 (i)	92,637	97,703,086

Total Governments - Treasuries (cost $98,515,972)		103,273,398

Total Investments - 99.5% (cost $6,139,893,134) (j)		$6,400,616,017
Other assets less liabilities - 0.5%		29,790,656

Net Assets - 100.0%		$6,430,406,673

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	179,270	6/17/24	1.760%	CPI	#	Maturity	$170,814

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	505	$(50,492)	$(50,970)	$478
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,677	(167,672)	(218,365)	50,693
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5,192	(519,114)	(515,907)	(3,207)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	277	(27,695)	(28,215)	520
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,451	(344,755)	(351,951)	7,196
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	3,414	(341,343)	(428,259)	86,916
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	112	(11,198)	(14,143)	2,945
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	4,500	(449,925)	(434,011)	(15,914)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	647	(64,690)	(83,895)	19,205

						$(1,976,884)	$(2,125,716)	$148,832

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	131,082	9/20/20	2.263%	CPI	#	Maturity	$(1,670,949)
Barclays Bank PLC	USD	115,780	10/15/20	2.208%	CPI	#	Maturity	(1,291,496)
Barclays Bank PLC	USD	67,128	10/15/20	2.210%	CPI	#	Maturity	(752,151)
Citibank, NA	USD	84,230	10/17/20	2.220%	CPI	#	Maturity	(950,894)
JPMorgan Chase Bank, NA	USD	126,182	8/30/20	2.210%	CPI	#	Maturity	(1,545,139)
JPMorgan Chase Bank, NA	USD	156,800	7/15/24	2.165%	CPI	#	Maturity	(1,786,328)

								$(7,996,957)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $86,394,269 or 1.3% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Illiquid security.
(g)	Defaulted matured security.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $267,668,214 and gross unrealized depreciation of investments was $(14,622,642), resulting in net unrealized appreciation of $253,045,572.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX	-	CMBX.NA - North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SD	-	School District
UPMC	-	University of Pittsburgh Medical Center
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,095,873,166	$201,469,453		$6,297,342,619
Governments - Treasuries		– 0	–	103,273,398	– 0	–	103,273,398

Total Investments in Securities		– 0	–	6,199,146,564	201,469,453		6,400,616,017
Other Financial Instruments (a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	170,814	– 0	–	170,814
Liabilities:
Credit Default Swaps		– 0	–	(1,976,884)	– 0	–	(1,976,884)
Inflation (CPI) Swaps		– 0	–	(7,996,957)	– 0	–	(7,996,957)

Total	$	– 0	–	$6,189,343,537	$201,469,453		$6,390,812,990

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$148,218,121		$148,218,121
Accrued discounts/(premiums)	(1,057,523)		(1,057,523)
Realized gain (loss)	(5,765,653)		(5,765,653)
Change in unrealized appreciation/depreciation	6,677,144		6,677,144
Purchases	46,686,037		46,686,037
Sales	(3,887,851)		(3,887,851)
Transfers in to Level 3	10,599,178		10,599,178	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$201,469,453		$201,469,453

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/19	$933,975		$933,975

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2019, all Level 3 securities were priced by third party vendors.